Salaries and other employee expenses (Details 1) - Restricted Stocks [Member] - Directors [Member]	12 Months Ended
	Dec. 31, 2020 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares
Disclosure Of Sharebased Payment Arrangements [Line Items]
Number of Shares, Outstanding at Beginning	109,350	103,650	91,950
Number of Shares, Granted	63,000	57,000	57,000
Number of Shares, Vested	(40,200)	(51,300)	(45,300)
Number of Shares, Outstanding at End	132,150	109,350	103,650
Number of Shares, Expected to vest	132,150
Weighted average grand date fair value Outstanding at beginning | $ / shares	$ 25.44	$ 27.82	$ 27.40
Weighted average grand date fair value, Granted | $ / shares	11.54	22.68	28.70
Weighted average grand date fair value, Vested | $ / shares	26.26	27.19	28.07
Weighted average grand date fair value, Outstanding at End | $ / shares	$ 18.56	$ 25.44	$ 27.82